Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,634,222	$ 2,671,835
Non-Depletable	965,348	928,362
Total	3,599,570	3,600,197
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	894,279	937,681
Non-Depletable	750,462	763,468
Total	1,644,741	1,701,149
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,071,283	4,163,170
Non-Depletable	1,770,195	1,742,627
Total	5,841,478	5,905,797
Platinum Interest [Member] | Marathon [member]
Disclosure Of Mineral Stream Interests [line items]
Non-Depletable	4,852
Total	4,852
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	321,635	330,795
Non-Depletable	40,825	40,826
Total	362,460	371,621
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	233,037	237,720
Non-Depletable	73,705	84,298
Total	306,742	322,018
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	214,310	232,977
Non-Depletable	347,073	347,075
Total	561,383	580,052
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	187,896	194,364
Non-Depletable	10,776	11,520
Total	198,672	205,884
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	259,036	272,620
Non-Depletable	318,908	320,575
Total	577,944	593,195
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	249,607	244,109
Non-Depletable	44,878	63,060
Total	294,485	307,169
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,015,094	2,045,466
Non-Depletable	392,485	392,473
Total	2,407,579	2,437,939
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	92,444	96,808
Non-Depletable	6,486	6,981
Total	98,930	103,789
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	56,945	60,574
Non-Depletable	104,405	106,149
Total	161,350	166,723
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	192,729	196,853
Non-Depletable	24,801	22,932
Total	217,530	219,785
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	221,147	222,859
Non-Depletable	8,708	9,971
Total	229,855	232,830
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	27,403	28,025
Non-Depletable	392,293	336,767
Total	$ 419,696	$ 364,792